Investment in joint venture - Investment in joint venture using equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 126,264
Company's share of net loss of the JV for the year	(126,264)	$ (1,050)
Balance, end of year		126,264
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	126,264	0
Initial recognition of investment in joint venture	0	127,314
Company's share of net loss of the JV for the year	(126,264)	(1,050)
Balance, end of year	$ 0	$ 126,264